GOING CONCERN	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States, (“U.S. GAAP”), which contemplate continuation of the Company as a going concern.  For the period ended December 31, 2017, the Company had not commenced operations and had an accumulated deficit of $21,069. The Company currently has limited liquidity and has not completed its efforts to establish a stabilized source of revenues sufficient to cover operating costs over an extended period of time.  Management has evaluated these factors and as determined that they raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management plans to market the portfolio of emissions reducing fuel technologies and products for all classifications of fossil fuels.  Management’s plan to obtain such resources for the Company include (i) obtaining capital from management and significant stockholders sufficient to meet its minimal operating expenses; (ii) obtaining funding from outside sources through the sale of its debt and/or equity securities; and (iii) completing a merger with or acquisition of an existing operating company.  However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.  Management, while not especially experienced in matters relating to public company management, will rely upon their own efforts in accomplishing the business purposes of the Company.